Summary of Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting. Benefit payments to participants are recorded upon distribution.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedule. Actual results could differ from those estimates.

Contributions	Contributions Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.
Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments held by the Plan, except for fully benefit-responsive investment contracts, are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). See Note 3 for further discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the record date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Risks and Uncertainties

Risks and Uncertainties

The Plan provides for investments in a variety of securities that are subject to risks, including interest rate risk, credit risk, and overall market volatility. Market values of these investments may decline for several reasons, including changes in market and interest rates, increased default rates, or credit rating downgrades. Given the level of risk associated with certain investment securities, it is reasonably possible that changes in their values could occur in the near term and may materially affect the amounts reported in the statements of net assets available for benefits and participant account balances.

Plan Management's Review of Subsequent Events	Plan Management’s Review of Subsequent Events The Plan has evaluated subsequent events through June 22, 2026, the date the financial statements were available to be issued.